Notes Payable to Directors (Details) (USD $)		0 Months Ended
	Jun. 30, 2014	Sep. 04, 2014 Hauser Holdings Llc [Member]	May 01, 2014 Hauser Holdings Llc [Member]	Sep. 04, 2014 Bbs Capital Fund Lp [Member]	Jun. 10, 2014 Bbs Capital Fund Lp [Member]
Debt Instrument [Line Items]
Due to affiliates	$ 817,504		$ 800,000		$ 500,000
Note payable maturity date			Aug. 31, 2014		Aug. 31, 2014
Debt interest rate			10.00%		10.00%
Repayments of related party debt		$ 828,222		$ 512,500